Income taxes - Unrecognized deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Income taxes
Unrecognized deferred tax assets	¥ 511,360	¥ 829,000	¥ 800,631
Deductible temporary differences
Income taxes
Unrecognized deferred tax assets	63,546	54,416	49,375
Cumulative tax losses
Income taxes
Unrecognized deferred tax assets	¥ 447,814	¥ 774,584	¥ 751,256